Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
TSS-NPRT1-1025
1.9885907.107
Fixed-Income Funds - 10.6%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,574,934	66,012,338
JPMorgan Ultra-Short Municipal Inc ETF	1,417,846	72,395,217
Vanguard Ultra Short-Term Tax-Exempt Fund Class Admiral	13,585,509	215,737,884
TOTAL FIXED-INCOME FUNDS (Cost $354,235,552)		354,145,439

Municipal Securities - 85.4%
	Principal Amount (a)	Value ($)
Alabama - 3.3%
Education - 0.0%
University South AL Univ Rev Series 2021, 4% 4/1/2026	500,000	504,262
Electric Utilities - 0.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	740,000	742,961
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	235,000	238,684
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	12,000,000	12,031,404
		13,013,049
General Obligations - 2.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	2,000,000	2,022,555
Black Belt Energy Gas Dist Ala Gas Supply Rev U.S. SOFR Index + 1.4%, 4.321% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada) (b)(c)	5,000,000	5,044,130
Black Belt Energy Gas Dist Alagas Prepay Rev Series 2019 A 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	3,050,000	3,054,986
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	1,125,000	1,130,507
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	575,000	583,524
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	9,090,000	9,603,281
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2025 (Goldman Sachs Group Inc/The Guaranteed)	4,000,000	4,009,203
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	11,350,000	11,466,954
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 3.08% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)(c)	2,350,000	2,317,685
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,140,000	1,155,239
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,370,000	2,472,757
Black Belt Energy Gas District Series 2023 A, 5% 10/1/2025	2,125,000	2,127,975
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,685,000	1,788,286
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	685,000	710,881
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2026	1,750,000	1,776,564
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2027	1,250,000	1,291,881
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2026	1,500,000	1,516,140
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2027	1,185,000	1,222,779
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% 7/1/2028	1,945,000	2,050,908
Southeast Energy Authority A Cooperative District 5% 1/1/2029 (Athene Annuity And Life Company Guaranteed)	1,310,000	1,370,237
Southeast Energy Authority A Cooperative District 5% 6/1/2030 (Athene Annuity And Life Company Guaranteed)	175,000	186,773
Southeast Energy Authority A Cooperative District 5% 7/1/2028 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,302,104
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	395,000	403,622
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	895,000	930,966
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,057,031
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,070,142
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	347,243
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2032 (Athene Annuity And Life Company Guaranteed)	825,000	881,864
		62,896,217
Health Care - 0.2%
Birmingham AL Spl Care Facs Fing Auth Revs Series 2015, 5% 6/1/2026	2,500,000	2,503,016
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.15% 11/1/2042 VRDN (b)	2,399,000	2,399,000
Health Care Auth For Bapt Hlth Ala Series 2023 A, 5% 11/15/2025	1,290,000	1,294,955
Infirmary Hlth Sys Spl Care 5% 2/1/2026	500,000	503,497
		6,700,468
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.06% 8/1/2036 VRDN (b)(d)	5,500,000	5,500,000
Other - 0.2%
Black Belt Energy Gas District 5% 11/1/2026	2,225,000	2,268,438
Black Belt Energy Gas District 5% 11/1/2029	4,500,000	4,784,925
		7,053,363
Synthetics - 0.3%
Black Belt Energy Gas District Participating VRDN 3.03% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	6,800,000	6,800,000
Black Belt Energy Gas District Participating VRDN 4.25% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,460,000	2,460,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.03% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,600,000	1,600,000
		10,860,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	740,000	741,317
Jefferson Cnty AL Swr Rev 5% 10/1/2026	445,000	456,214
Jefferson Cnty AL Swr Rev 5% 10/1/2027	410,000	429,599
		1,627,130
TOTAL ALABAMA		108,154,489
Alaska - 0.3%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	840,000	860,391
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	465,000	488,318
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	185,000	198,865
		1,547,574
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	345,000	341,098
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2025 (d)	485,000	487,286
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2026 (d)	510,000	522,576
		1,009,862
Synthetics - 0.2%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 2.88% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,740,000	2,740,000
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK 5% 6/1/2026	1,000,000	1,013,467
Transportation - 0.1%
Alaska Airport 5% 10/1/2028 (d)	1,000,000	1,066,131
Alaska Airport Series 2021 C, 5% 10/1/2025 (d)	900,000	901,453
		1,967,584
TOTAL ALASKA		8,619,585
Arizona - 3.3%
Education - 0.1%
Northern Ariz Univ Ctfs Partn 5% 9/1/2025 (Assured Guaranty Inc Insured)	860,000	860,122
Northern Ariz Univ Ctfs Partn 5% 9/1/2026 (Assured Guaranty Inc Insured)	1,540,000	1,581,393
Tempe AZ Indl Dev Auth Rev (Various Capital Projects) 2.88% 7/1/2034, LOC Bank of America NA VRDN (b)	1,089,000	1,089,000
		3,530,515
Electric Utilities - 0.2%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(d)	1,055,000	1,057,521
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.93% 5/1/2029 VRDN (b)	3,300,000	3,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.93% 5/1/2029 VRDN (b)	2,600,000	2,600,000
		6,957,521
Escrowed/Pre-Refunded - 0.0%
Arizona Health Facs Auth Rev 2.98% tender 1/1/2046 (b)	80,000	79,967
Health Care - 0.7%
Arizona Health Facs Auth Rev Series 2015 B, 2.98% tender 1/1/2046 (b)	2,025,000	2,009,391
Arizona Health Facs Auth Rev SIFMA Municipal Swap Index + 0.25%, 2.98% tender 1/1/2046 (b)(c)	395,000	395,074
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	750,000	757,513
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	6,040,000	6,114,759
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	9,600,000	9,753,486
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,120,000	2,229,485
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2027	750,000	783,742
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2028	700,000	747,248
		22,790,698
Housing - 0.3%
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 2/1/2058 (b)	3,000,000	3,060,981
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2058 (b)	3,000,000	3,074,640
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (b)	3,500,000	3,514,682
		9,650,303
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	11,300,000	11,518,062
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	570,000	574,969
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (b)(d)	7,400,000	7,541,769
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(d)	4,000,000	4,039,767
		23,674,567
Resource Recovery - 1.0%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.85% tender 12/1/2035 (b)(d)	34,575,000	34,577,061
Synthetics - 0.3%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.96% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,500,000	1,500,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.96% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	3,391,000	3,391,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.01% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	4,815,000	4,815,000
		9,706,000
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr Series 2014B, 5% 7/1/2027	400,000	400,696
TOTAL ARIZONA		111,367,328
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.06% 6/1/2028 VRDN (b)(d)	400,000	400,000
Lowell Ark Indl Dev Rev Series 1996, 2.8% 6/1/2031 VRDN (b)(d)	5,800,000	5,800,000
		6,200,000
TOTAL ARKANSAS		6,200,000
California - 4.3%
Education - 0.1%
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	2,500,000	2,532,367
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2027	405,000	417,800
		2,950,167
Electric Utilities - 0.2%
Southern CA Pub Pwr Auth Proj Series 2025B, 3.7% tender 7/1/2040 (b)	3,000,000	3,016,064
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	1,850,000	1,967,786
		4,983,850
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2026 (Escrowed to Maturity)	2,325,000	2,393,236
General Obligations - 0.5%
California Community Choice Financing Authority 5% 9/1/2027 (Morgan Stanley Guaranteed)	1,100,000	1,144,883
California Community Choice Financing Authority Series 2023C, 5% 10/1/2026	625,000	634,925
Los Angeles CA TRAN Series 2025, 5% 6/25/2026	9,000,000	9,216,815
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2026	1,585,000	1,633,743
Northern California Energy Authority Series 2024, 5% 8/1/2026	450,000	457,676
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,045,258
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,189,717
Southern CA Pub Pwr Auth Series 2024 A, 5% 9/1/2029 (American General Life Insurance Co Guaranteed)	650,000	691,671
State of California Gen. Oblig. 5% 3/1/2028	65,000	65,121
		16,079,809
Health Care - 0.8%
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (b)	1,250,000	1,249,438
California Statewide Community Development Authority Rev 5% 10/1/2028 (g)	10,000,000	10,709,795
California Statewide Community Development Authority Rev Series 2007 D, 4.9% tender 7/1/2041 (Assured Guaranty Inc Insured) (b)	5,475,000	5,475,000
California Statewide Community Development Authority Rev Series 2007 E, 6% tender 7/1/2040 (Assured Guaranty Inc Insured) (b)	2,175,000	2,175,000
California Statewide Community Development Authority Rev Series 2007 F, 3.9% tender 7/1/2040 (Assured Guaranty Inc Insured) (b)	8,275,000	8,275,000
		27,884,233
Housing - 0.2%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2023 ISSUE V, 5% tender 5/1/2054 (b)	5,000,000	5,098,312
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (b)	3,000,000	3,008,245
		8,106,557
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	395,000	366,072
Resource Recovery - 1.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(d)	4,700,000	4,700,523
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(d)	4,600,000	4,599,716
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.95% tender 11/1/2046 (b)(d)	970,000	970,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.1% tender 12/1/2044 (b)(d)	3,000,000	3,000,872
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.95% tender 10/1/2045 (b)(d)	2,500,000	2,500,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(d)	5,000,000	5,003,938
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(d)(g)	2,900,000	2,900,200
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(d)(g)	5,100,000	5,099,734
California Pcf Solid Wst Disp (Waste Management Inc Proj.) Series B 1, 3% 11/1/2025 (d)	3,500,000	3,499,906
		32,274,889
Synthetics - 0.7%
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.01% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,500,000	1,500,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.94% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,600,000	1,600,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.94% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	515,000	515,000
California Stwide Cmnty Mf Rev Participating VRDN 4.45% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,000,000	2,000,000
California Stwide Cmnty Mf Rev Participating VRDN 4.45% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	6,030,000	6,030,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 2.94% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	5,400,000	5,400,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.45% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	4,325,000	4,325,000
San Jose CA Mf Hsg Participating VRDN Series 2025 CF7005, 2.85% 9/1/2048 (Liquidity Facility Citibank NA) (b)(e)	1,991,484	1,991,484
		23,361,484
Transportation - 0.7%
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	100,000	100,060
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	290,000	289,592
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (d)	3,310,000	3,369,677
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (d)	1,205,000	1,226,725
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (d)	550,000	559,916
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (d)	135,000	137,434
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (d)	1,460,000	1,517,821
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (d)	440,000	457,426
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (d)	6,515,000	6,899,739
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2027 (d)	1,300,000	1,351,484
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (d)	440,000	447,933
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (d)	1,705,000	1,792,810
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2029 (d)	1,100,000	1,181,758
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2029 (d)	1,680,000	1,810,555
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (d)	2,000,000	2,030,953
		23,173,883
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (h)	225,000	210,052
TOTAL CALIFORNIA		141,784,232
Colorado - 1.4%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.08% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	375,000	375,000
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,360,000	1,357,951
		1,732,951
Escrowed/Pre-Refunded - 0.2%
Colorado Health Facilities Authority 5% tender 11/15/2048 (b)	8,060,000	8,102,222
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	905,000	927,487
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	3,060,000	3,252,874
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2026	400,000	410,082
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	340,000	342,434
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	2,155,000	2,201,908
		7,134,785
Housing - 0.4%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	9,090,000	9,122,524
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	65,000	65,856
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	35,000	35,515
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	1,175,000	1,183,200
		10,407,095
Other - 0.0%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (b)	1,145,000	1,158,818
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Inc Insured)	435,000	437,158
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,048,488
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2025	1,900,000	1,906,135
		3,391,781
Synthetics - 0.0%
Colorado Health Facilities Authority Participating VRDN 2.88% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,400,000	1,400,000
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2026	800,000	824,498
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (d)	775,000	798,212
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (d)	2,315,000	2,428,010
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (d)	185,000	195,678
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (d)	1,485,000	1,491,839
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2025 (d)	3,275,000	3,288,804
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2027 (d)	3,035,000	3,180,342
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2025	300,000	300,039
		12,507,422
TOTAL COLORADO		45,835,074
Connecticut - 1.0%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,400,000	10,405,708
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,000,000	1,005,863
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	2,575,000	2,585,718
Connecticut St Health & Edl Facs Auth Revenue 2.8% tender 7/1/2048 (b)	2,650,000	2,650,538
		16,647,827
General Obligations - 0.2%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	200,000	209,021
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	1,250,000	1,336,010
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	4,250,000	4,527,581
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	710,000	758,994
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	225,000	225,912
West Haven CT BAN 4.25% 3/26/2026	1,025,000	1,032,003
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2025	255,000	255,106
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2026	255,000	258,202
		8,602,829
Health Care - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	260,000	263,518
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2026	200,000	203,036
		466,554
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2021 A 1, 0.45% 11/15/2025	700,000	696,402
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (b)	5,000,000	5,016,792
		5,713,194
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2031	500,000	532,059
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	605,000	649,549
		1,181,608
TOTAL CONNECTICUT		32,612,012
District Of Columbia - 1.0%
Housing - 0.3%
District Columbia Hsg Fin Mult Series 2022, 2.875% tender 9/1/2041 (b)(i)	2,750,000	2,751,010
District Columbia Hsg Fin Mult Series 2022, 3.05% tender 9/1/2041 (b)	5,000,000	5,000,000
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	1,790,000	1,818,948
District Columbia Hsg Fin Mult Series 2025A, 5% 3/1/2028	1,025,000	1,077,161
		10,647,119
Other - 0.2%
District of Columbia 2.9% 10/2/2025, LOC Barclays Bank PLC CP	3,600,000	3,600,479
District of Columbia Housing Finance Agency Series 2025 B, 5% tender 3/1/2029 (b)	1,425,000	1,492,452
		5,092,931
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (d)	530,000	530,921
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (d)	145,000	148,345
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2026 (d)	325,000	332,499
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	1,585,000	1,656,218
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (d)	155,000	155,272
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (d)	1,785,000	1,865,205
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (d)	920,000	941,227
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2025 (d)	1,750,000	1,753,086
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (d)	1,690,000	1,798,156
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (d)	1,500,000	1,502,645
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (d)	1,695,000	1,734,108
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (d)	3,985,000	4,164,056
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (d)	550,000	574,713
		17,156,451
TOTAL DISTRICT OF COLUMBIA		32,896,501
Florida - 4.9%
Education - 0.0%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2028	500,000	533,354
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2029	625,000	678,476
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2026	750,000	771,788
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2027	165,000	173,266
		2,156,884
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2026	300,000	308,247
Florida St Mun Pwr Agy Rev Series 2016A, 5% 10/1/2028	1,405,000	1,442,292
		1,750,539
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (d)	275,000	275,462
Greater Orlando Aviation Auth Series 2015A, 5% 10/1/2030 (Pre-refunded to 10/1/2025 at 100) (d)	1,165,000	1,166,959
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2031 (Pre-refunded to 10/1/2026 at 100) (d)	625,000	640,099
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2032 (Pre-refunded to 10/1/2026 at 100) (d)	500,000	512,079
Orange Cnty FL Health Facs Auth Rev 5% tender 11/15/2052 (b)	265,000	272,759
		2,867,358
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2027	1,015,000	1,059,108
Broward County FL School District Series 2025, 5% 7/1/2028 (Assured Guaranty Inc Insured)	2,105,000	2,253,764
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,092,050
Flagler Cnty FL Sch Brd Ctfs Partn (Flagler Cnty Fla Sch Dist Proj.) Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	2,000,000	2,171,949
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	275,000	275,556
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	65,000	66,862
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	55,000	58,016
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,300,000	1,385,703
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	720,000	788,355
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	25,000	25,524
		9,176,887
Health Care - 0.6%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	290,000	293,694
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	325,000	343,783
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2026	175,000	177,948
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2027	150,000	156,065
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 5, 2.75% 11/15/2035 VRDN (b)	1,100,000	1,100,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019 D, 2.75% 8/1/2036 VRDN (b)	180,000	180,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019E, 2.75% 8/1/2036 VRDN (b)	690,000	690,000
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2026	1,500,000	1,541,421
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.33% 4/1/2049 VRDN (b)	9,800,000	9,800,001
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	5,370,000	5,516,352
		19,799,264
Housing - 0.5%
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	1,000,000	1,005,890
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,250,000	2,257,967
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	265,000	267,305
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	605,000	607,962
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,370,000	1,376,877
Lee Cnty FL Hsg Fin Auth Mfh Series 2025 B, 3.125% tender 10/1/2029 (b)	1,750,000	1,760,801
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (b)	410,000	410,000
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	2,445,000	2,448,712
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	775,000	775,000
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	1,690,000	1,692,920
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,445,000	1,445,000
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025B, 3.55% tender 3/1/2029 (b)	2,000,000	2,037,702
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	760,000	766,522
		16,852,658
Other - 0.3%
City of Orlando FL Series 2025, 5% 11/1/2025	5,000,000	5,018,658
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 1/1/2045 (b)	5,000,000	5,040,803
		10,059,461
Pooled Loans - 0.1%
Florida Local Government Finance Commission 2.77% 9/2/2025, LOC JPMorgan Chase Bank NA CP	2,199,000	2,199,022
Florida Local Government Finance Commission 2.87% 9/2/2025, LOC JPMorgan Chase Bank NA CP	2,306,000	2,306,048
		4,505,070
Resource Recovery - 0.1%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(d)	3,800,000	3,793,878
Special Tax - 0.8%
County of Pasco FL Series 2023 A, 5.25% 9/1/2026 (Assured Guaranty Inc Insured)	275,000	282,091
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.48% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	19,800,000	19,800,000
Monroe Cnty FL School Dist TAN Series 2025, 4% 6/30/2026	6,055,000	6,124,748
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2028 (Assured Guaranty Inc Insured)	670,000	708,164
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2028 (Assured Guaranty Inc Insured)	745,000	787,437
		27,702,440
Synthetics - 1.1%
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.93% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(e)	9,750,000	9,750,000
Greater Orlando Aviation Auth Participating VRDN 4.35% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	1,000,000	1,000,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF1930, 2.85% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	1,300,000	1,300,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 3.98% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	8,150,000	8,150,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.96% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	920,000	920,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 2.88% 10/1/2040 (Liquidity Facility Citibank NA) (b)(d)(e)	11,900,000	11,900,001
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XM1222, 2.85% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,800,000	1,800,000
Orlando Health Participating VRDN Series 2022 026, 3.03% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	500,000	500,000
		35,320,001
Transportation - 0.8%
Broward Cnty FL Arpt Sys Rev Series 2013A, 5.25% 10/1/2025 (d)	1,500,000	1,502,407
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (d)	500,000	500,828
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2026 (d)	1,000,000	1,023,180
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (d)	1,250,000	1,306,682
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	40,000	40,056
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	45,000	45,079
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2027 (Pre-refunded to 10/1/2026 at 100) (d)	500,000	512,079
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2029 (Pre-refunded to 10/1/2026 at 100) (d)	500,000	512,079
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2030 (Pre-refunded to 10/1/2026 at 100) (d)	1,000,000	1,024,158
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2033 (Pre-refunded to 10/1/2026 at 100) (d)	1,000,000	1,011,022
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2034 (Pre-refunded to 10/1/2026 at 100) (d)	1,000,000	1,024,158
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2035 (Pre-refunded to 10/1/2026 at 100) (d)	1,000,000	1,024,158
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (d)	30,000	30,055
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (d)	10,000	10,249
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (d)	1,245,000	1,247,154
Lee Cnty FL Airport 5% 10/1/2025 (d)	1,375,000	1,377,232
Lee Cnty FL Airport 5% 10/1/2025 (d)	925,000	926,357
Lee Cnty FL Airport 5% 10/1/2027 (d)	1,450,000	1,513,656
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2028 (d)	4,100,000	4,368,634
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2027 (d)	2,625,000	2,727,104
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (d)	105,000	107,400
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (d)	2,100,000	2,192,190
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2028 (d)	1,250,000	1,328,476
		25,354,393
Water & Sewer - 0.1%
Tohopekaliga Wtr Auth FL Util Sys Rev 5% 10/1/2025 (g)	2,500,000	2,504,522
TOTAL FLORIDA		161,843,355
Georgia - 3.9%
Electric Utilities - 1.5%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3% 1/1/2038 VRDN (b)	15,490,000	15,490,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	1,200,000	1,199,688
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.9% 11/1/2062 VRDN (b)(d)	200,000	200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3.85% 7/1/2049 VRDN (b)	700,000	699,999
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,385,000	1,389,217
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,165,000	1,181,810
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	6,000,000	6,047,852
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	3,960,000	3,980,668
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	2,875,000	2,890,005
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,000,000	2,010,590
Georgia Mun Elec Auth Pwr Rev 4% 11/1/2025	800,000	801,684
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2026	870,000	894,252
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	310,000	316,380
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	300,000	306,174
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	1,500,000	1,548,269
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	420,000	433,683
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	375,000	396,371
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	610,000	614,864
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,250,000	1,254,911
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	3,675,000	3,689,624
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,513,750
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	565,000	575,362
		49,435,153
General Obligations - 1.2%
Main Street Natural Gas Inc 4% 12/1/2026 (Citigroup Inc Guaranteed)	2,200,000	2,224,797
Main Street Natural Gas Inc 4% 12/1/2027 (Citigroup Inc Guaranteed)	1,215,000	1,238,906
Main Street Natural Gas Inc 4% 9/1/2025 (Royal Bank of Canada Guaranteed)	400,000	400,020
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,980,000	2,008,364
Main Street Natural Gas Inc 5% 12/1/2027 (Toronto Dominion Bank Guaranteed)	1,000,000	1,043,654
Main Street Natural Gas Inc 5% 12/1/2028 (Toronto Dominion Bank Guaranteed)	750,000	794,430
Main Street Natural Gas Inc 5% 6/1/2026 (Citigroup Inc Guaranteed)	2,100,000	2,129,007
Main Street Natural Gas Inc 5% 6/1/2026 (Toronto Dominion Bank Guaranteed)	700,000	710,242
Main Street Natural Gas Inc 5% 6/1/2030 (Toronto Dominion Bank Guaranteed)	250,000	268,859
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	480,000	508,097
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	1,115,000	1,190,904
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	4,055,000	4,078,074
Main Street Natural Gas Inc Series 2022 C, 4% tender 8/1/2052 (b)(g)	3,000,000	2,997,541
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	2,750,000	2,755,781
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	245,000	247,761
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	800,000	811,050
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,300,000	1,361,662
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	930,000	938,594
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	700,000	700,068
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	1,550,000	1,557,108
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	620,000	634,512
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,700,000	1,767,439
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,850,000	1,950,798
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	680,000	686,284
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	1,025,000	1,073,791
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	500,000	500,049
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	550,000	560,450
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	900,000	950,912
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	310,000	331,084
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	275,000	280,225
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	895,481
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,000,000	1,065,496
Main Street Natural Gas Inc Series 2024E, 5% 12/1/2025	2,600,000	2,611,924
		41,273,364
Health Care - 0.5%
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 2.83% 4/1/2047, LOC Bank of America NA VRDN (b)	15,100,000	15,100,000
Housing - 0.2%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,536,913
Decatur GA Hsg Auth Multifamily Hsg Rev Series 2025, 3.6% tender 8/1/2028 (b)	1,225,000	1,244,432
Warner Robins GA Hsg Auth Multifamily Rev Series 2024, 5% tender 2/1/2029 (b)	2,500,000	2,629,083
		6,410,428
Other - 0.2%
City of Atlanta GA 2.82% 9/17/2025 CP	2,500,000	2,500,058
City of Atlanta GA Gen. Oblig. 2.81% 9/17/2025 CP (b)	4,500,000	4,500,105
Columbia GA Hsg Au Mlti Fam Rv 5% tender 4/1/2028 (b)	1,250,000	1,292,421
		8,292,584
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.01% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,600,000	1,600,000
Transportation - 0.2%
Atlanta GA Arpt Rev 5% 7/1/2026 (d)	1,000,000	1,020,248
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2026 (d)	2,250,000	2,295,558
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2027 (d)	2,045,000	2,129,551
		5,445,357
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev 3% 9/3/2025, LOC TD Bank NA CP	2,524,000	2,524,062
TOTAL GEORGIA		130,080,948
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	870,000	871,318
Hawaii - 0.5%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2016 FB, 4% 4/1/2029	6,000,000	6,038,519
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	815,000	839,810
		6,878,329
Housing - 0.2%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	4,205,000	4,255,753
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	2,080,000	2,112,817
		6,368,570
Synthetics - 0.1%
Hawaii St Arpts Sys Rev Participating VRDN 2.93% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	2,200,000	2,200,000
TOTAL HAWAII		15,446,899
Idaho - 0.1%
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 5% 3/1/2032	505,000	557,534
Housing - 0.1%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,198
Idaho Hsg & Fin Assn Multifamily Hsg Rev 3.35% tender 6/10/2050 (b)	2,500,000	2,518,377
		2,538,575
TOTAL IDAHO		3,096,109
Illinois - 4.8%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	35,000	35,603
Illinois Fin Auth Rev 3.05% 9/15/2025 CP	4,000,000	4,000,425
Illinois Fin Auth Rev 3.05% 9/16/2025 CP	4,900,000	4,900,490
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2025	260,000	260,229
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2025	2,000,000	2,004,201
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	650,000	657,753
		11,858,701
Escrowed/Pre-Refunded - 0.2%
Metropolitan Pier & Expo Auth Hosp Facs Rev 7% 7/1/2026 (Escrowed to Maturity)	575,000	595,403
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	940,000	957,984
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	2,385,000	2,430,631
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	4,545,000	4,631,957
		8,615,975
General Obligations - 2.1%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (h)	800,000	791,196
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2028	1,065,000	1,070,253
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	3,600,000	3,674,531
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2030	1,652,000	1,674,887
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2027	3,035,000	3,124,454
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	50,000	50,246
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	3,900,000	4,019,220
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	465,000	466,359
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	4,370,000	4,452,115
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	3,220,000	3,235,859
Illinois St Gen. Oblig. 5% 3/1/2026	3,185,000	3,222,425
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	300,000	302,322
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2030	3,000,000	3,020,568
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2025	710,000	714,063
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,000,000	1,047,369
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,910,000	4,935,741
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	920,000	923,481
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,755,000	1,802,371
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2025	2,605,000	2,609,832
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2026	880,000	899,319
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,500,000	1,523,133
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	1,005,000	1,086,547
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	5,000,000	5,096,302
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	1,500,000	1,523,133
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	2,920,000	3,031,410
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	625,000	662,966
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,079,325
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2025	5,000,000	5,009,275
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	1,030,000	1,100,630
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2027	500,000	516,659
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2030	550,000	602,659
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2027	395,000	395,573
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (h)	80,000	79,193
		63,743,416
Health Care - 0.2%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2025	430,000	432,361
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	170,000	170,587
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	95,000	95,371
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	20,000	20,246
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	140,000	142,098
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	3,000,000	3,039,134
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	3,000,000	3,110,159
		7,009,956
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	505,000	509,393
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	2,050,000	2,067,833
		2,577,226
Other - 0.1%
Illinois Fin Auth Rev Series 2019, U.S. SOFR Index + 1.2%, 4.252% tender 11/1/2034 (b)(c)(i)	3,905,000	3,901,840
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2027	500,000	525,598
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	575,000	500,563
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	1,000,000	886,393
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	1,000,000	1,042,879
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	1,675,000	1,745,623
		4,701,056
Synthetics - 0.6%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.87% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	13,700,000	13,700,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 4.35% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	1,385,000	1,385,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 ZF1980, 2.89% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	2,400,000	2,400,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 2.87% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,600,000	1,600,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 4.07% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,000,000	2,000,000
		21,085,000
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2027 (d)	1,595,000	1,635,339
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (d)	700,000	705,115
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (d)	2,500,000	2,563,227
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (d)	7,500,000	7,724,399
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (d)	85,000	87,543
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (d)	900,000	907,026
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (d)	5,815,000	6,092,873
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (d)	2,615,000	2,635,414
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5307, 5% 6/1/2026	2,000,000	2,030,619
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	2,750,000	2,792,102
		27,173,657
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2030 (Build America Mutual Assurance Co Insured)	1,825,000	1,996,599
Illinois Fin Auth Wtr Fac Rev 3.875% tender 5/1/2040 (b)	1,500,000	1,471,340
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027 (i)	1,275,000	1,311,170
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028 (i)	465,000	490,783
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2029 (i)	2,000,000	2,177,706
		7,447,598
TOTAL ILLINOIS		158,114,425
Indiana - 1.8%
Electric Utilities - 0.3%
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2027	4,000,000	4,141,476
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	5,120,000	5,194,317
		9,335,793
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2029 (Build America Mutual Assurance Co Insured)	450,000	485,096
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	521,733
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,175,000	1,254,040
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	600,000	652,673
		2,913,542
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2027	230,000	237,524
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2028	340,000	356,947
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2029	380,000	405,281
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2030	500,000	539,864
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	640,000	676,068
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	3,680,000	3,632,693
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	600,000	600,075
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	205,000	209,855
		6,658,307
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	670,000	663,884
Industrial Development - 0.7%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(d)	24,500,000	24,791,491
Lease Revenue - 0.2%
Fort Wayne IN Redev Auth Lease Rent Rev Series 2022, 4% 8/1/2026	895,000	907,837
Indiana St Fin Auth Rev Series 2025A, 5% 2/1/2030	5,000,000	5,460,019
		6,367,856
Resource Recovery - 0.2%
Indiana St Dev Fin Au Sol Wst (Waste Management Inc Del Proj.) 4.6% tender 10/1/2031 (b)(d)	5,000,000	5,037,025
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.95% tender 5/1/2028 (b)(d)	1,900,000	1,900,000
		6,937,025
Special Tax - 0.0%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2030	175,000	192,730
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2028	275,000	295,316
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2029	475,000	519,816
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2030	275,000	304,357
		1,312,219
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (d)	1,000,000	1,007,707
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (d)	385,000	387,967
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (d)	760,000	780,726
		2,176,400
TOTAL INDIANA		61,156,517
Iowa - 0.5%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2025 (d)	985,000	990,100
Electric Utilities - 0.1%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.86% 12/1/2046 VRDN (b)(d)	4,600,000	4,600,000
General Obligations - 0.3%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,000,000	7,119,931
Industrial Development - 0.1%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(d)	2,890,000	2,894,477
Other - 0.0%
Mahaska Cnty Iowa Gen. Oblig. Series 2024A, 5% 12/1/2025	1,625,000	1,629,973
TOTAL IOWA		17,234,481
Kansas - 0.9%
Electric Utilities - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.91% 9/1/2035 VRDN (b)	5,000,000	5,000,000
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2025	15,000	15,002
		5,015,002
General Obligations - 0.2%
Valley Center Kans Gen. Oblig. 4.375% 12/1/2025	2,890,000	2,891,752
Wichita KS Gen. Oblig. BAN Series 318, 4% 10/15/2025	5,000,000	5,008,209
		7,899,961
Housing - 0.1%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (b)	2,610,000	2,611,058
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	1,700,000	1,719,328
		4,330,386
Other - 0.4%
Manhattan KS 5% 6/15/2028	6,000,000	6,096,332
Park City Kans Gen. Oblig. Series 2024 1, 3.625% 10/1/2027	5,000,000	5,002,007
		11,098,339
TOTAL KANSAS		28,343,688
Kentucky - 2.0%
Electric Utilities - 0.3%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	500,000	488,431
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(d)	8,980,000	9,093,770
		9,582,201
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	8,000,000	8,122,591
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	325,000	326,909
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	500,000	507,178
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	575,000	592,710
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2026	300,000	302,081
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2027	365,000	374,151
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 8/1/2026	250,000	254,015
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,000,000	1,064,725
Kentucky Interlocal Sch Transn Assn Equip Lease Rev Ctfs Partn Series 2023, 4% 3/1/2026	1,105,000	1,112,203
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	1,375,000	1,395,544
		14,052,107
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2026	550,000	553,756
Kentucky Econ Dev Fin Auth (Commonspirit Health Proj.) 2.97% 5/1/2034 VRDN (b)	4,280,000	4,280,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,015,000	2,058,027
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2026	700,000	716,301
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2027	1,700,000	1,781,636
		9,389,720
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.45% 7/1/2060 VRDN (b)(d)	6,820,000	6,820,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.45% 7/1/2060 VRDN (b)(d)	7,000,000	7,000,000
		13,820,000
Other - 0.2%
Kentucky State University Series 2021, 5% 11/1/2025	280,000	281,014
Mercer Cnty KY Pollution Ctl Rev 3.1% tender 9/4/2025 CP mode	7,400,000	7,400,106
		7,681,120
Water & Sewer - 0.4%
Rural Wtr Fing Agy KY Pub Projs Rev Series 2023A, 3.9% 11/1/2025	2,500,000	2,501,231
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024A, 3.7% 5/1/2027	5,000,000	5,000,473
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024B, 3.05% 5/1/2027	5,000,000	5,000,725
		12,502,429
TOTAL KENTUCKY		67,027,577
Louisiana - 0.9%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	165,000	179,940
Industrial Development - 0.6%
St James Parish LA Rev (Nucor Corp Proj.) 2.97% 11/1/2040 VRDN (b)	1,850,000	1,850,000
St James Parish LA Rev (Nucor Corp Proj.) 2.99% 11/1/2040 VRDN (b)	9,600,000	9,600,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,045,000	3,070,736
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (b)	2,500,000	2,487,068
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (b)	2,000,000	2,017,346
		19,025,150
Special Tax - 0.1%
Louisiana St Gas & Fuel Tax Rv Series 2022 A, U.S. SOFR Index + 0.5%, 3.552% tender 5/1/2043 (b)(c)	3,845,000	3,836,698
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2026 (d)	1,280,000	1,289,566
New Orleans LA Aviation Board 5% 1/1/2026 (d)	215,000	216,606
New Orleans LA Aviation Board 5% 1/1/2027 (d)	1,430,000	1,470,322
New Orleans LA Aviation Board 5% 1/1/2028 (d)	2,690,000	2,816,063
		5,792,557
TOTAL LOUISIANA		28,834,345
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2026	975,000	992,234
Maryland - 1.3%
General Obligations - 0.1%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	1,000,000	1,024,517
State of Maryland Gen. Oblig. Series 2017, 4% 3/15/2030	3,000,000	3,060,213
		4,084,730
Health Care - 0.4%
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) Series 2020, 5% 1/1/2026	140,000	140,762
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2027	1,360,000	1,409,257
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.95% tender 12/1/2041 (b)	11,000,000	11,000,000
		12,550,019
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,805,000	2,812,445
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	90,000	90,397
Maryland Community Development Administration Series 2023 C, 5.25% 11/1/2025	6,000,000	6,012,101
		8,914,943
Other - 0.0%
Maryland St Econ Dev Corp Rev Series 2024A 1, 5% 6/1/2026	600,000	608,101
Special Tax - 0.0%
Frederick Cnty MD Spl Oblig Series 2020 A, 5% 7/1/2027	980,000	1,018,654
State of Maryland Built to Learn Revenue Series 2021, 5% 6/1/2027	500,000	522,767
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2026	850,000	866,635
		2,408,056
Synthetics - 0.3%
Baltimore County Gen. Oblig. Participating VRDN 3.08% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.08% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,700,000	3,700,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.96% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,600,000	2,600,000
State of Maryland Built to Learn Revenue Participating VRDN 2.78% 6/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,700,000	1,700,000
		9,600,000
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2028 (Assured Guaranty Inc Insured) (d)	1,450,000	1,539,076
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (d)	670,000	667,715
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (d)	550,000	541,310
		2,748,101
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 A, 5% 7/1/2029	755,000	777,724
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	2,000,000	2,065,638
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2029	1,000,000	1,030,098
		3,873,460
TOTAL MARYLAND		44,787,410
Massachusetts - 1.8%
Education - 0.4%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (d)	7,000,000	7,012,944
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (d)	1,000,000	1,015,980
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (d)	2,390,000	2,428,192
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (d)	365,000	370,833
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (d)	1,775,000	1,859,079
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2026	560,000	563,902
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2027	505,000	518,425
		13,769,355
General Obligations - 0.2%
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	1,300,000	1,312,236
Spencer East Brookfield MA BAN 3.75% 12/18/2025	5,000,000	5,010,413
		6,322,649
Health Care - 0.3%
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	20,000	20,361
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.1% tender 7/1/2042 (Assured Guaranty Inc Insured) (b)	8,815,000	8,815,000
		8,835,361
Housing - 0.0%
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	895,000	903,393
Other - 0.6%
Massachusetts Development Finance Agency (Boston University Mass Proj.) 2.9% tender 11/5/2025 CP mode	5,000,000	5,000,820
Massachusetts Hsg Fin Agy Series 2024 A 3, 3.6% 12/1/2026	14,985,000	15,020,655
		20,021,475
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax 2.9% 10/10/2025 CP	7,000,000	7,000,721
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,400,000	2,402,277
		9,402,998
Transportation - 0.0%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2027 (d)	285,000	295,384
TOTAL MASSACHUSETTS		59,550,615
Michigan - 1.4%
Education - 0.1%
University MI Univ Revs 2.53% 4/1/2036 VRDN (b)	2,000,000	2,000,000
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2027 (Build America Mutual Assurance Co Insured)	500,000	527,744
		2,527,744
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	1,000,000	986,947
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(d)	3,465,000	3,421,335
		4,408,282
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,130,000	1,144,982
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,190,000	1,227,614
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	650,000	682,278
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	290,000	308,975
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	305,000	328,488
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	320,000	346,776
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	335,000	364,070
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2029 (State of Michigan Guaranteed)	200,000	217,753
Portage MI Pub Schs 5% 11/1/2028	20,000	20,326
		4,641,262
Health Care - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	15,000	15,218
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.98% tender 1/15/2047 (b)(c)	965,000	965,000
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	250,000	249,417
		1,229,635
Housing - 0.1%
Michigan St Hsg Dev Auth Mfrev Series 2024, 3.8% tender 7/1/2041 (b)	2,000,000	2,006,782
Lease Revenue - 0.4%
Michigan St Bldg Auth Rev Series 2023 I, 2.83% 4/15/2058 (b)	10,000,000	10,000,000
Other - 0.0%
Ludington Mich Area Sch Dist Series 2022 II, 5% 11/1/2025	1,230,000	1,235,205
Michigan Finance Authority Series 2025A 2, 5% 8/20/2026	375,000	383,342
		1,618,547
Pooled Loans - 0.3%
Michigan Finance Authority RAN Series 2025 A 1, 5% 7/20/2026	9,685,000	9,876,092
Synthetics - 0.1%
Western MI Univ Revs Participating VRDN Series 2025 YX1397, 2.77% 11/15/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,440,000	4,440,000
Transportation - 0.2%
Wayne Cnty Mich Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (d)	3,000,000	3,199,881
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2025 (d)	2,735,000	2,748,444
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (d)	465,000	465,738
		6,414,063
TOTAL MICHIGAN		47,162,407
Minnesota - 1.1%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	1,000,000	1,031,990
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	20,000	20,000
University MN 2.79% 10/2/2025 CP	4,500,000	4,499,980
University MN 2.92% 10/1/2025 CP	2,500,000	2,500,200
University MN 3.05% 9/18/2025 CP	1,600,000	1,600,200
		9,652,370
Escrowed/Pre-Refunded - 0.0%
St Paul MN Hsg & Redev Auth Hosp Series 2015A, 5% 11/15/2027 (Pre-refunded to 11/15/2025 at 100)	400,000	402,000
General Obligations - 0.1%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2026	1,300,000	1,328,259
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	100,000	102,174
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,725,000	1,753,583
Pelican Rapids Minn Gen. Oblig. Series 2024A, 4% 12/15/2025	2,515,000	2,519,663
		5,703,679
Health Care - 0.2%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	6,470,000	6,852,354
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	117,803
Minnesota St Hsg Fin Agy Series 2025F2, 3.7% 8/1/2026	2,000,000	2,003,860
		2,121,663
Other - 0.1%
Minnesota Rural Wtr Fin Auth 3.3% 8/1/2026	2,000,000	2,004,369
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.96% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,420,000	2,420,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2019 C, 5% 1/1/2026	380,000	383,156
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (d)	470,000	473,560
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (d)	1,580,000	1,619,751
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2027 (d)	4,755,000	4,874,631
		7,351,098
TOTAL MINNESOTA		36,507,533
Mississippi - 0.3%
Education - 0.1%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	3,475,000	3,306,812
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2029	175,000	188,636
Industrial Development - 0.0%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.95% 12/1/2027 VRDN (b)(d)	800,000	800,000
Resource Recovery - 0.2%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 4.25% tender 3/1/2027 (b)(d)	5,000,000	5,044,810
TOTAL MISSISSIPPI		9,340,258
Missouri - 1.1%
General Obligations - 0.0%
Jackson Cnty MO Spl Oblig Series 2032 A, 5% 12/1/2028	1,000,000	1,076,058
Kearney MO Gen. Oblig. Series 2020, 2% 3/1/2034	715,000	604,629
		1,680,687
Health Care - 0.7%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	20,000	20,227
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 C, 5% tender 5/1/2052 (b)	10,000,000	10,613,566
Missouri Hlth & Edl Facs Rev Series 2021 B, 4% tender 5/1/2051 (b)	9,135,000	9,205,869
		19,839,662
Housing - 0.2%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,260,000	1,295,545
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	45,000	45,375
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	85,000	84,900
Saint Louis MO Indl Dev Auth 3.15% tender 4/1/2046 (b)	3,800,000	3,814,999
		5,240,819
Lease Revenue - 0.0%
Barry Cnty MO Ctfs Partn 5% 10/1/2025	215,000	215,292
Barry Cnty MO Ctfs Partn 5% 10/1/2026	550,000	560,246
		775,538
Other - 0.0%
Missouri St Health & Edl Facs Series 2025A, 5% 2/1/2027	970,000	991,597
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.35% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	4,740,000	4,740,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.96% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,700,000	1,700,000
		6,440,000
TOTAL MISSOURI		34,968,303
Montana - 0.0%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	100,000	107,507
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	200,000	200,649
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,295
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	190,000	188,658
		409,602
TOTAL MONTANA		517,109
Nebraska - 0.5%
General Obligations - 0.0%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	1,415,000	1,497,813
Health Care - 0.0%
Douglas Cnty NE Hosp Auth No 3 Rev Series 2015, 5% 11/1/2028	1,250,000	1,254,842
Housing - 0.1%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	2,260,000	2,282,247
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (d)	55,000	55,259
		2,337,506
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.06% 11/1/2026 VRDN (b)(d)	700,000	700,000
Lease Revenue - 0.3%
Gretna Neb Ctfs Partn 5% 12/15/2025	4,000,000	4,005,620
Gretna Neb Ctfs Partn Gen. Oblig. 4% 12/15/2025	2,620,000	2,621,945
		6,627,565
Synthetics - 0.1%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.93% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	3,030,000	3,030,000
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (d)	1,000,000	1,047,361
TOTAL NEBRASKA		16,495,087
Nevada - 0.2%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	2,065,000	2,068,719
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	335,000	343,306
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	270,000	270,216
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(d)	370,000	370,980
		3,053,221
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(d)(g)	2,400,000	2,400,656
Transportation - 0.0%
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	275,000	287,981
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2027 (d)	200,000	206,817
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2028 (d)	225,000	236,374
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2029 (d)	580,000	617,906
		1,349,078
TOTAL NEVADA		6,802,955
New Hampshire - 0.7%
Education - 0.4%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	2,750,000	2,770,493
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	8,030,000	8,089,842
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,740,000	3,767,872
		14,628,207
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	1,010,000	1,011,794
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	215,000	215,525
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	670,000	674,580
		1,901,899
Resource Recovery - 0.1%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(d)	2,100,000	2,100,375
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.03% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	4,170,000	4,170,000
TOTAL NEW HAMPSHIRE		22,800,481
New Jersey - 3.4%
Education - 1.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (d)	420,000	422,028
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (d)	2,500,000	2,514,106
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (d)	2,225,000	2,234,022
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (d)	1,245,000	1,294,032
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (d)	700,000	703,625
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (d)	1,425,000	1,454,785
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (d)	1,800,000	1,809,320
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (d)	2,000,000	2,041,804
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (d)	1,000,000	1,049,019
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(d)	2,000,000	2,026,053
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (d)	2,700,000	2,806,334
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2027 (d)	1,900,000	1,974,828
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2028 (d)	2,000,000	2,095,527
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	1,250,000	1,336,548
New Jersey Educational Facilities Authority 2.95% 9/2/2025 CP	6,500,000	6,500,129
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	580,000	632,489
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	460,000	509,093
		31,403,742
Electric Utilities - 0.0%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr CO Inc Proj.) Series 2020 E, 0.85% 12/1/2025 (d)	1,600,000	1,585,933
General Obligations - 1.8%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	8,100,000	8,164,484
Essex Cnty NJ Gen. Oblig. BAN Series 2025, 4% 7/8/2026	4,000,000	4,048,502
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	4,400,000	4,447,274
Monmouth Cnty NJ Impt Auth Rev BAN Series 2025, 4% 3/13/2026	1,000,000	1,007,015
New Brunswick NJ Pkg Auth Rev Series 2020 B, 5% 9/1/2025	850,000	850,113
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 AAA, 5% 6/15/2026	3,375,000	3,439,279
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2025 (g)	3,000,000	3,000,449
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,510,000	1,550,500
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2025	350,000	351,330
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	1,000,000	1,003,804
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2026	1,100,000	1,131,294
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2026	555,000	565,570
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	5,300,000	5,363,192
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2028	1,000,000	1,061,206
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,970,000	2,007,520
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	155,000	161,801
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	400,000	419,596
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	200,000	209,798
New Jersey St Gen. Oblig. 4% 6/1/2031	1,895,000	2,020,701
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	1,000,000	992,354
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	355,000	352,286
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	145,000	136,211
New Jersey Trans Trust Fund Auth 5% 12/15/2025	200,000	201,345
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2026	895,000	912,046
Newark NJ Bd of Ed Bd 5% 7/15/2026 (Build America Mutual Assurance Co Insured)	300,000	306,854
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	8,900,000	8,906,714
Newark NJ Gen. Oblig. Series 2020 A, 5% 10/1/2027	2,200,000	2,310,288
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	595,000	610,067
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	585,000	614,303
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	245,000	261,929
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	155,000	168,513
Orange Twp NJ BAN 4% 3/18/2026	4,700,000	4,728,187
Piscataway Twp NJ Gen. Oblig. 2% 2/1/2031	500,000	470,737
		61,775,262
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (d)	1,000,000	1,023,144
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,090,000	2,090,694
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.9% 11/1/2027	1,285,000	1,284,958
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.95% 5/1/2028	1,070,000	1,070,109
		5,468,905
Other - 0.1%
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024B, 3.375% 11/1/2027	2,250,000	2,268,879
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	8,800,000	8,936,894
Transportation - 0.0%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	90,000	91,764
New Jersey Turnpike Authority 5% 1/1/2028	455,000	481,973
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2028	1,000,000	1,075,669
		1,649,406
TOTAL NEW JERSEY		113,089,021
New Jersey,New York - 0.8%
Transportation - 0.8%
Port Auth NY & NJ 5% 10/15/2028 (d)	3,320,000	3,534,480
Port Auth NY & NJ 5% 9/15/2025 (d)	1,685,000	1,686,379
Port Auth NY & NJ 5% 9/15/2026 (d)	1,205,000	1,233,032
Port Auth NY & NJ 5% 9/15/2029 (d)	250,000	262,531
Port Auth NY & NJ Series 193, 5% 10/15/2027 (d)	1,130,000	1,132,678
Port Auth NY & NJ Series 195, 5% 10/1/2025 (d)	1,065,000	1,066,843
Port Auth NY & NJ Series 195, 5% 10/1/2026 (d)	525,000	537,735
Port Auth NY & NJ Series 242, 5% 12/1/2025 (d)	8,525,000	8,571,166
Port Auth NY & NJ Series 242, 5% 12/1/2026 (d)	4,640,000	4,766,553
Port Auth NY & NJ Series 242, 5% 12/1/2027 (d)	5,000,000	5,237,034
		28,028,431
TOTAL NEW JERSEY,NEW YORK		28,028,431
New Mexico - 0.4%
General Obligations - 0.1%
Farmington NM Pollution Ctl Series 2010 D, 3.9% tender 6/1/2040 (b)	3,000,000	3,052,933
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	1,255,000	1,338,389
		4,391,322
Housing - 0.2%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	100,000	100,851
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	285,000	307,439
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	200,000	201,890
New Mexico Mtg Fin Auth Mf Hsg Rev Series 2023, 2.97% tender 2/1/2042 (b)(i)	3,495,000	3,494,854
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	3,000,000	3,018,308
		7,123,342
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.08% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,825,000	1,825,000
TOTAL NEW MEXICO		13,339,664
New York - 6.1%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2026	200,000	203,568
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2027	500,000	519,762
		723,330
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	470,000	462,902
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,935,000	1,935,000
New York St Pwr Auth 2.9% 9/9/2025 CP	2,472,000	2,472,066
		4,869,968
Escrowed/Pre-Refunded - 0.0%
New York St Urban Dev Corp Rev Series 2016 A, 5% 3/15/2029 (Pre-refunded to 3/15/2026 at 100)	420,000	426,186
General Obligations - 2.1%
Albany NY BAN 4% 3/20/2026	10,400,000	10,457,833
Bellmore NY Un Free Sch Dist 2% 6/15/2029	530,000	502,763
Binghamton NY BAN 4% 4/10/2026	9,300,000	9,367,434
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	6,800,000	6,803,689
City of New York NY Gen. Oblig. 2.5% tender 1/1/2032 (Assured Guaranty Inc Insured) (b)	225,000	225,000
City of New York NY Gen. Oblig. 2.5% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	675,000	675,000
City of New York NY Gen. Oblig. 3.9% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2026	5,600,000	5,734,216
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	220,000	225,273
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	260,000	266,231
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	565,000	578,541
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 3.85% 4/1/2042 VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	2,700,000	2,891,305
City of New York NY Series FISCAL 2008 SUB A 3, 2.5% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	625,000	625,000
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	340,000	332,744
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	3,000,000	3,026,624
Ithaca City New York BAN 4.25% 2/13/2026	9,400,000	9,437,311
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	1,300,000	1,313,643
Massapequa NY Un Free Sch Dist 2% 10/1/2031	530,000	476,185
Mount Vernon N Y Gen. Oblig. BAN 5% 5/29/2026 (g)	4,000,000	4,033,866
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	175,000	180,221
Washington Co NY BAN 4% 3/20/2026	2,300,000	2,315,725
Yonkers NY Gen. Oblig. Series 2021 A, 5% 2/15/2026 (Assured Guaranty Inc Insured)	400,000	404,683
Yonkers NY Series 2021 B, 5% 2/15/2026	320,000	323,892
		67,197,179
Health Care - 0.0%
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2017, 5% 12/1/2026	350,000	358,929
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 5% 12/1/2028	1,000,000	1,063,377
		1,422,306
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	780,000	810,715
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	115,000	116,754
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	765,000	774,723
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2025 E, 3.3% tender 5/1/2055 (b)	1,500,000	1,500,311
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	100,000	99,511
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	950,000	916,505
New York St Hsg Fin Agy Rev (326 Riverdale Owners Llc Proj.) 2.73% 11/1/2041, LOC Bank of America NA VRDN (b)	4,000,000	4,000,000
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	670,000	670,276
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	120,000	120,391
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	7,285,000	7,287,763
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	6,000,000	6,010,407
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	1,000,000	1,005,030
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	620,000	615,239
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	375,000	384,139
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (d)	25,000	24,984
State of New York Mortgage Agency 3.65% 10/1/2025 (d)	535,000	535,289
State of New York Mortgage Agency 3.7% 4/1/2026 (d)	955,000	954,894
State of New York Mortgage Agency Series 262, 3.7% 10/1/2025 (d)	610,000	610,353
State of New York Mortgage Agency Series 262, 3.75% 4/1/2026 (d)	295,000	295,947
State of New York Mortgage Agency Series 262, 3.8% 10/1/2026 (d)	680,000	684,287
State of New York Mortgage Agency Series 262, 3.85% 4/1/2027 (d)	775,000	783,456
		28,200,974
Industrial Development - 0.0%
New York St Energy Rda Pcr 4.9% tender 10/1/2028 (Ambac Assurance Corp Insured) (b)	300,000	300,000
Other - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2026	200,000	203,631
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2027	230,000	238,873
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2028	325,000	343,716
Valley Stream NY BAN 5.125% 5/8/2026	3,000,000	3,018,744
		3,804,964
Special Tax - 0.5%
Battery Pk City Auth NY Rev Series 2019D 1, 3.78% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	800,000	800,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	3,355,000	3,543,176
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	1,365,000	1,375,198
New York NY City Transitional Fin Auth Rev 5% 11/1/2027	775,000	818,468
NY Mta Dedicated Tax Fund Series 2016 A, 4% 11/15/2025	350,000	351,075
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	1,055,000	1,088,682
NY Mta Dedicated Tax Fund Series 2017 A, 3% 11/15/2030	425,000	425,200
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	1,285,000	1,276,350
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	450,000	432,388
NY Payroll Mobility Tax Series SUB 2021C 1B, 5% tender 5/15/2051 (b)	4,200,000	4,267,150
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2027	2,000,000	2,118,097
		16,495,784
Synthetics - 1.4%
2025 Loan Holding - 1 Participating VRDN Series 2025 MS0041, 3.13% 5/1/2026 (b)(e)	5,000,000	5,000,000
Liberty NY Dev Corp Rev Participating VRDN 3.08% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,200,000	2,200,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.01% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,400,000	2,400,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.01% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,595,000	1,595,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 2.85% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,400,000	4,400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.08% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,000,000	3,000,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.18% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	23,500,000	23,500,000
		42,095,000
Transportation - 1.0%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,070,000	1,101,786
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2027	1,185,000	1,250,552
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	660,000	701,679
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2026 (d)	2,500,000	2,510,003
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (d)	5,000,000	5,085,515
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2029 (d)	3,900,000	4,007,300
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (d)	3,050,000	3,064,204
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2027 (d)	1,025,000	1,071,117
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (d)	5,870,000	6,016,073
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (d)	1,915,000	2,001,160
Triborough Brdg & Tunl NY Revs BAN Series 2024A, 5% 12/1/2025	7,000,000	7,041,326
		33,850,715
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth Series 2022 DD, 4% 6/15/2033 (b)	2,000,000	2,000,000
TOTAL NEW YORK		201,386,406
New York,Pennsylvania - 0.3%
Synthetics - 0.3%
Central Bradford NY Guthrie Clinic BAML Participating VRDN Series 2024 BAML5049, 3.98% 2/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	10,000,000	10,000,000
North Carolina - 2.0%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 2.65% 6/1/2027 VRDN (b)	1,435,000	1,435,000
North Carolina St Ed Assistance Auth Rev Series 2020A, 5% 6/1/2026 (d)	1,000,000	1,014,311
		2,449,311
Escrowed/Pre-Refunded - 0.9%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(d)	17,300,000	17,303,636
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2055 (Pre-refunded to 10/1/2025 at 100)	9,750,000	9,769,202
North Carolina Mun Pwr Agy 1 5% 1/1/2030 (Pre-refunded to 1/1/2026 at 100)	2,050,000	2,067,307
		29,140,145
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	170,000	162,134
Health Care - 0.4%
Atrium Health Series 2018 B, 1.95% tender 1/15/2048 (b)	3,075,000	2,879,469
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,350,000	2,378,118
Atrium Health Series 2018 E, 0.8% tender 1/15/2048 (b)	1,500,000	1,493,671
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	2,805,000	2,807,759
Atrium Health Series 2021 B, 3.25% tender 1/15/2050 (b)	3,000,000	3,016,467
		12,575,484
Industrial Development - 0.3%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.05% 11/1/2033 VRDN (b)(d)	9,100,000	9,100,000
Resource Recovery - 0.2%
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2013, 3.75% tender 6/1/2038 (b)(d)	5,000,000	5,000,884
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2026 (d)	455,000	463,608
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2028 (d)	400,000	424,461
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2029 (d)	1,150,000	1,238,935
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2026	2,850,000	2,869,385
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2027	2,460,000	2,530,277
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (d)	130,000	134,662
Raleigh Durham NC Arpt Auth Arpt Rev Series 2017 A, 5% 5/1/2027 (d)	745,000	771,724
		8,433,052
TOTAL NORTH CAROLINA		66,861,010
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	65,000	71,023
Ohio - 2.2%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	605,000	592,296
Electric Utilities - 0.6%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,775,000	1,794,976
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (d)	3,575,000	3,584,792
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,275,000	3,269,532
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(d)	9,140,000	9,309,512
		17,958,812
General Obligations - 0.2%
Bedford OH City Sch Dist BAN Series 2025, 4.5% 9/4/2025	2,500,000	2,500,265
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,765,000	2,939,123
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	2,000,000	2,004,113
		7,443,501
Health Care - 0.7%
Allen Cnty OH Hosp Facs Rev Series 2022B 1, 5% tender 10/1/2049 (b)	6,000,000	6,184,525
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2025	1,500,000	1,503,148
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2027	1,040,000	1,082,250
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2026	535,000	546,278
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	710,000	707,639
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.26% 1/15/2033 VRDN (b)	4,995,000	4,995,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 3.05% 1/15/2051 VRDN (b)	2,600,000	2,600,000
Ohio St Hosp Rev Series 2021B, 3% 1/15/2049 VRDN (b)	3,000,000	3,000,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2026	500,000	503,953
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	405,000	408,283
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	400,000	413,537
		21,944,613
Housing - 0.0%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	781,626
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,362
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	250,000	274,232
		1,081,220
Other - 0.6%
American Mun Pwr Rev 5% 2/15/2027	695,000	717,403
American Mun Pwr Rev 5% 2/15/2028	480,000	505,577
Cuyahoga Ohio Met Hsg Auth Multifamily Hsg Rev Series 2024, 3.45% tender 2/1/2028 (b)	4,440,000	4,481,704
Delaware OH Gen. Oblig. BAN 4.125% 4/16/2026	3,500,000	3,526,195
Lancaster OH Gen. Oblig. BAN 4.125% 6/10/2026	1,500,000	1,513,371
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 3.35% tender 7/1/2043 (b)	4,000,000	4,039,693
Trumbull Cnty OH BAN 4% 3/12/2026 (g)	2,200,000	2,211,712
Warrensville Heights OH Gen. Oblig. BAN Series 2025, 4.5% 6/24/2026 (g)	2,000,000	2,025,007
		19,020,662
Transportation - 0.1%
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2026 (d)	290,000	292,196
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2027 (d)	2,990,000	3,064,832
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (d)	350,000	358,759
		3,715,787
Water & Sewer - 0.0%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	704,221
TOTAL OHIO		72,461,112
Oklahoma - 1.3%
General Obligations - 0.4%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	5,990,000	6,015,260
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,230,000	3,352,193
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2029	3,000,000	3,249,550
Tulsa Cnty OK Indl Auth Edl Facs Lease Rev Series 2020, 4% 9/1/2025	690,000	690,039
		13,307,042
Health Care - 0.4%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2015A, 5% 8/15/2027	1,590,000	1,591,887
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.37% 8/15/2031 VRDN (b)	5,735,000	5,735,000
OK Dev Fin Auth Health Sys Rev Series 2020 C, 3.23% 8/15/2031 (b)	6,320,000	6,320,000
		13,646,887
Housing - 0.1%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	1,500,000	1,503,661
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	2,280,000	2,295,902
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	50,000	55,013
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	55,000	61,696
		3,916,272
Lease Revenue - 0.3%
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2027	2,650,000	2,758,525
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2029	2,000,000	2,144,136
Dewey Cnty Okla Edl Facs Authedl Facs Lease Rev Series 2016, 5% 9/1/2026	1,230,000	1,258,221
Mcintosh County Educational Facilities Authority Series 2022, 2% 9/1/2025	650,000	649,950
OK Cnty Okla Fin Auth Edl Facs Lease Rev Series 2025, 5% 9/1/2029	1,620,000	1,703,099
Washington Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2023, 5% 9/1/2027	455,000	471,211
		8,985,142
Other - 0.1%
Kingfisher Cnty Okla Indpt Schdist No 89 Cashion 5% 5/1/2027	2,175,000	2,224,669
Special Tax - 0.0%
Jackson Cnty Facs Auth Sls Tax Series 2022, 3% 10/1/2025	730,000	729,950
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.96% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,282,736	1,282,736
TOTAL OKLAHOMA		44,092,698
Oregon - 0.4%
General Obligations - 0.0%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2030 (d)	450,000	486,550
Salem Keizer School Dist 0% 6/15/2028 (h)	370,000	339,812
		826,362
Health Care - 0.0%
Oregon St Facs Auth Rev 5% 10/1/2029	1,000,000	1,006,649
Salem OR Hosp Fac Auth Rev Series 2022, 5% 5/15/2026	135,000	136,279
		1,142,928
Industrial Development - 0.0%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (b)	2,000,000	2,029,478
Lease Revenue - 0.1%
Oregon St Gen. Oblig. Series 2024 D, 5% 6/1/2028	2,500,000	2,681,880
Other - 0.0%
Port Morrow Ore Full Faith & Cr Obligs Gen. Oblig. Series 2021D, 4% 12/1/2025	150,000	150,275
Transportation - 0.3%
Oregon St Dept Trans Rev 3% 9/4/2025, LOC Wells Fargo Bank NA CP	2,400,000	2,400,092
Port of Portland Arpt Rev 5% 7/1/2026 (d)	1,150,000	1,171,757
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2028 (d)	720,000	763,423
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2029 (d)	2,860,000	3,084,412
		7,419,684
TOTAL OREGON		14,250,607
Pennsylvania - 4.1%
Education - 0.6%
Lycoming County Authority Series 2013 S2, 3.85% tender 11/1/2035 (b)	2,000,000	2,010,525
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, Pa Proj.) 2.73% 11/15/2039 (Liquidity Facility TD Bank NA) VRDN (b)	17,600,000	17,600,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2028	1,600,000	1,657,496
Southcentral PA Gen Auth Rev Series 2021 TT2, 5% 5/1/2026	320,000	324,910
		21,592,931
General Obligations - 0.4%
Pennsylvania St 5% 9/1/2026	6,590,000	6,767,077
Pennsylvania St 5% 9/1/2027	1,000,000	1,051,102
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	640,000	643,964
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	950,000	959,177
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2028	1,215,000	1,293,441
Pennsylvania St Series 2019, 5% 7/15/2026	1,650,000	1,688,474
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Inc Insured)	5,000	5,061
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	5,000	5,165
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	5,000	5,179
		12,418,640
Health Care - 1.0%
Alleg Cnty PA Dev Auth 5% 10/15/2025	740,000	741,944
Alleg Cnty PA Dev Auth Series 2017 D 2 SUB E, SIFMA Municipal Swap Index x 0.7%, 3.43% tender 11/15/2047 (b)(c)	4,000,000	3,959,299
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	4,975,000	5,074,136
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,020,000	1,044,635
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,211,108
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2027	200,000	205,575
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2028	210,000	219,454
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.53% 9/1/2050 VRDN (b)	6,700,000	6,700,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2026	1,250,000	1,274,146
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 3.9% 11/1/2061, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.53% 9/1/2050 VRDN (b)	7,895,000	7,895,000
		33,325,297
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	287,381
Resource Recovery - 1.2%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.7% tender 6/1/2044 (b)(d)	6,900,000	6,899,498
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.85% tender 8/1/2045 (b)(d)	4,000,000	4,000,440
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(d)	4,000,000	3,999,746
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(d)	9,005,000	9,035,015
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(d)	8,800,000	8,790,342
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2049 (b)(d)	6,400,000	6,400,000
		39,125,041
Transportation - 0.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (d)	680,000	697,915
Pennsylvania St Tpk Com Regis Series 2023, 2.73% tender 7/15/2041 (b)	9,000,000	8,986,254
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2028	410,000	428,540
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2029	690,000	719,387
Philadelphia PA Airport Rev 5% 7/1/2026 (d)	3,360,000	3,421,340
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (d)	3,170,000	3,353,194
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (d)	1,625,000	1,653,454
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (d)	1,145,000	1,188,173
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (d)	1,000,000	1,057,790
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (d)	355,000	384,875
		21,890,922
Water & Sewer - 0.2%
City of Philadelphia PA Water & Wastewater Revenue 2.9% 9/4/2025, LOC Toronto Dominion Bank CP	4,000,000	4,000,058
Philadelphia PA Wtr & Wastewtr 2.89% 11/1/2025, LOC Barclays Bank PLC CP	1,250,000	1,250,160
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2028	275,000	294,497
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2029 (Assured Guaranty Inc Insured)	275,000	301,958
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2030 (Assured Guaranty Inc Insured)	200,000	222,665
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2031 (Assured Guaranty Inc Insured)	300,000	336,927
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2032 (Assured Guaranty Inc Insured)	385,000	434,763
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2033 (Assured Guaranty Inc Insured)	350,000	397,013
		7,238,041
TOTAL PENNSYLVANIA		135,878,253
Rhode Island - 0.7%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2028	350,000	372,312
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2029	350,000	379,402
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2030	335,000	368,156
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2031	350,000	387,322
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2032	465,000	517,198
Rhode Island Health & Edl Bldg Corp Rev 0% 11/13/2025 CP	7,000,000	7,003,322
Rhode Island St Student Ln 5% 12/1/2025 (d)	855,000	859,427
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (d)	145,000	144,902
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (d)	570,000	581,353
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (d)	490,000	513,558
		11,126,952
General Obligations - 0.3%
Bristol-Warren RI Regl Sch Dis BAN Series 2025 1, 5% 6/4/2026	5,000,000	5,082,892
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	4,700,000	4,706,171
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	900,000	956,631
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	800,000	866,701
		11,612,395
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	35,000	35,265
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2027	35,000	36,300
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2028	250,000	265,061
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2029	300,000	322,326
		658,952
Lease Revenue - 0.0%
Providence RI Pub Bldgs Auth Rev 5% 9/15/2027	1,000,000	1,046,156
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	75,000	75,095
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	20,000	20,025
		95,120
TOTAL RHODE ISLAND		24,539,575
South Carolina - 0.2%
Education - 0.0%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2028	435,000	464,348
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2029	475,000	517,777
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2030	390,000	431,735
		1,413,860
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev 3% 10/2/2025, LOC Barclays Bank PLC CP	2,175,000	2,175,365
South Carolina St Svc Auth Rev 5% 12/1/2025	360,000	362,040
South Carolina St Svc Auth Rev 5% 12/1/2025	150,000	150,849
South Carolina St Svc Auth Rev 5% 12/1/2026	170,000	175,145
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2027	550,000	580,865
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2028	550,000	593,510
		4,037,774
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	25,000	25,038
Health Care - 0.0%
South Carolina Jobs Eda Hosp (Bon Secours Health Sys Proj.) Series 2020B, 5% tender 12/1/2048 (b)	200,000	200,386
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	55,000	55,694
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	140,000	154,037
		209,731
Synthetics - 0.0%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.08% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,400,000	1,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2026 (d)	185,000	188,422
TOTAL SOUTH CAROLINA		7,475,211
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	855,000	921,875
South Dakota St Hlth & Edl Fac Series 2025B, 5% 11/1/2027	1,500,000	1,575,077
		2,496,952
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2017D, 4% 11/1/2047	210,000	210,674
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	100,000	109,113
		319,787
TOTAL SOUTH DAKOTA		2,816,739
Tennessee - 1.3%
General Obligations - 0.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2028	1,440,000	1,473,770
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,500,000	3,508,465
		4,982,235
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3% 5/1/2039 VRDN (b)	5,200,000	5,200,000
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2027	5,750,000	5,754,876
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2026	400,000	406,905
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	200,000	215,610
		11,577,391
Housing - 0.2%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	4,090,000	4,149,158
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	2,315,000	2,327,101
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	175,000	173,601
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	75,000	75,000
		6,724,860
Other - 0.4%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2023, 3.8% tender 12/1/2029 (b)	2,000,000	2,021,546
Jackson TN Health & Hsg Mfh Rv 4% tender 4/1/2045 (b)	2,000,000	2,040,732
Knoxville TN Cmnty Dev Corp Multi Fam Rev 3.5% tender 12/1/2029 (b)	3,262,000	3,305,516
Metropolitan Govt Nashville & Davidson Cnty TN 2.77% 10/8/2025 CP	5,500,000	5,500,292
		12,868,086
Resource Recovery - 0.2%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.85% tender 7/2/2035 (b)(d)	3,000,000	3,000,330
Metropolitan Govt Nashville & Davidson Cnty Tenn Indl Dev Brd Exempt Facs Rev (Waste Management Inc Del Proj.) Series 2001, 3.875% tender 8/1/2031 (b)(d)	2,000,000	2,001,641
		5,001,971
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.96% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,300,000	1,300,000
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (d)	600,000	610,854
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (d)	1,695,000	1,725,662
		2,336,516
TOTAL TENNESSEE		44,791,059
Texas - 11.9%
Education - 0.7%
Board of Regents of the University of Texas System 2.74% 2/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	1,000,000	1,000,200
Board of Regents of the University of Texas System 3.02% 10/22/2025 (Liquidity Facility University of Texas Investment Management Company) CP	7,000,000	7,002,420
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (d)	1,050,000	1,104,693
Clifton Higher Education Finance Corp 5% 8/15/2026	475,000	483,332
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2026	325,000	332,371
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2027	340,000	355,946
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2026	715,000	731,354
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2027	1,275,000	1,331,073
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2026	800,000	818,298
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2027	1,755,000	1,834,915
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2027	3,000,000	3,105,152
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2028	1,150,000	1,210,916
Houston TX Higher Ed 2.97% 10/23/2025 CP	2,075,000	2,075,734
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	55,000	55,627
Texas A&M Univ Revs Series 2021 A, 5% 5/15/2026	725,000	738,634
University Houston TX Univ Rev 2.89% 10/25/2025 CP	1,680,000	1,680,357
University TX Perm Univ Fd 2.98% 10/8/2025 CP	2,000,000	2,000,508
		25,861,530
Electric Utilities - 0.7%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2028	1,750,000	1,886,477
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2028 (Assured Guaranty Inc Insured)	1,400,000	1,485,130
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	1,250,000	1,271,216
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2026	3,160,000	3,213,633
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2026	700,000	711,881
Lower Colorado River Authority 2.75% 11/3/2025, LOC Truist Bank CP	3,000,000	3,000,261
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	1,555,000	1,500,854
San Antonio TX Elec & Gas Rev 5% 2/1/2026	545,000	550,573
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (b)	4,000,000	4,003,013
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.6% tender 2/1/2048 (b)(c)	4,065,000	4,064,205
		21,687,243
General Obligations - 3.7%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	750,000	812,789
Andrews County Hospital District Gen. Oblig. Series 2021, 5% 3/15/2026	1,430,000	1,445,731
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	1,470,000	1,502,062
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,270,000	2,340,587
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,835,000	6,858,045
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,295,000	1,333,290
City of Waco TX Gen. Oblig. 5% 2/1/2026	2,065,000	2,087,147
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2026	3,250,000	3,286,346
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	7,800,000	7,887,231
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	2,500,000	2,526,372
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,325,000	8,583,873
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2026	840,000	860,735
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2027	600,000	630,251
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2027	2,295,000	2,410,712
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2028	1,500,000	1,607,094
Fort Bend County TX Gen. Oblig. Series B, 5% 3/1/2029	3,455,000	3,457,918
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,030,000	1,978,999
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000,000	10,226,679
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	490,025
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	1,250,000	1,250,163
Harris Cnty TX 3.02% 12/5/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	1,000,000	1,000,130
Hidalgo Cnty Tex Gen. Oblig. Series 2025, 5% 8/15/2028	850,000	909,183
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,015,000	3,129,010
Katy TX Ind Sch Dist Series 2021 C, 4% tender 8/15/2050 (b)	6,000,000	6,076,025
Leander Independent School District 0% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (h)	1,000,000	962,661
Leander Independent School District Series 2025 B, 0% 8/15/2028 (h)	950,000	875,884
Leander Independent School District Series 2025 B, 0% 8/15/2029 (h)	600,000	535,848
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2027	180,000	189,075
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2028	350,000	375,713
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,518,174
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	920,000	920,251
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,895,000	3,958,087
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	7,325,000	7,442,088
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,137,333
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	8,715,000	8,797,846
Plainview Tex Indpt Sch Dist Series 2020B, 4% tender 2/15/2050 (b)	2,000,000	2,017,058
Port of Port Arthur TX Nav Dist Gen. Oblig. Series 2017, 5% 3/1/2028 (d)	1,645,000	1,691,282
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,936,745
Round Rock TX Indpt Sch Dist Series 2025A, 5% tender 8/1/2044 (b)	3,000,000	3,286,411
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	2,835,000	2,870,922
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	1,070,000	1,100,210
Texas State Gen. Oblig. Series 2015, 5% 8/1/2026 (d)	7,875,000	7,889,606
		125,195,591
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	1,475,000	1,516,697
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	1,000,000	1,028,269
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	12,995,000	13,127,947
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	35,000	35,410
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	1,425,000	1,543,588
		17,251,911
Housing - 0.4%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,660,000	2,686,028
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev 5% tender 8/1/2027 (b)	1,785,000	1,818,108
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	400,000	402,018
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,080,000	1,081,048
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	290,000	293,311
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	3,695,000	3,757,368
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	625,000	688,153
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,120,000	1,132,382
Thf Pub Fac Corp Tex Multifamily Hsg Rev Series 2025, 3.34% tender 2/1/2044 (b)	2,500,000	2,524,639
		14,383,055
Industrial Development - 1.3%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.06% 8/1/2038 VRDN (b)(d)	1,025,000	1,025,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.97% 11/1/2040 VRDN (b)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.99% 12/1/2027 VRDN (b)(d)	39,015,000	39,015,000
		41,840,000
Lease Revenue - 0.0%
County of Wise TX Series 2021, 5% 8/15/2027	1,000,000	1,027,809
Other - 1.3%
Alamo Tex Area Hsg Fin Corp Multifamily Hsg Rev Series 2024, 3.39% tender 7/10/2044 (b)	6,000,000	6,101,004
Arlington Tex Hsg Fin Corp Multifamily Hsg Rev Series 2022, 3.5% tender 11/1/2043 (b)	5,000,000	5,001,625
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 2024B, 5% tender 9/1/2028 (b)	1,050,000	1,097,297
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2029 (d)	6,000,000	6,439,193
Fort Bend Cnty Tex Mun Util Dist No 182 Gen. Oblig. 5.25% 9/1/2026	1,005,000	1,029,059
Harris Cnty Houston Tex Sports Auth Rev 5% 11/15/2025	4,000,000	4,017,599
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2020 A, 5% tender 5/15/2050 (b)	2,500,000	2,703,647
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2029	2,000,000	2,159,090
Housing Options Inc Tex Multifamily Rev 3.75% tender 11/1/2045 (b)	3,000,000	3,053,295
San Antonio TX Wtr Rev 3% 9/9/2025 CP	8,700,000	8,701,121
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2026	1,000,000	1,006,204
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2027	500,000	512,500
		41,821,634
Resource Recovery - 0.5%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.85% tender 1/1/2026 (b)(d)	4,600,000	4,600,506
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.85% tender 5/1/2050 (b)(d)	3,500,000	3,500,385
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018, 4% tender 11/1/2048 (b)(d)	4,000,000	3,993,556
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2055 (b)(d)	3,800,000	3,800,000
		15,894,447
Special Tax - 0.4%
Dallas Tex Spl Tax Rev Series 2023, 6% tender 8/15/2053 (b)(g)	8,500,000	8,514,794
Dallas TX Rapid Transit Sales Tax Rev 3.2% 10/9/2025 CP	2,950,000	2,951,403
East Downtown Redevelopment Authority 5% 9/1/2026	300,000	303,957
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 5% 9/1/2027	1,215,000	1,217,167
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2025	215,000	215,017
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2026	275,000	279,286
		13,481,624
Synthetics - 0.8%
Arlington Higher Education Finance Corp Participating VRDN Series 2021 MS0002, 3.13% 6/15/2056 (b)(e)	12,570,000	12,570,000
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.01% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,300,000	1,300,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.96% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,900,000	1,900,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.96% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	11,100,000	11,100,000
		26,870,000
Transportation - 1.2%
Austin Tex Airport Sys Series 2019, 5% 11/15/2025 (d)	3,230,000	3,244,609
Central TX Regl Mobility Auth Rev 5% 1/1/2026	75,000	75,560
Central TX Regl Mobility Auth Rev 5% 1/1/2027	4,190,000	4,221,054
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2026	125,000	125,933
City of Houston TX Airport System Revenue 5% 7/1/2026 (d)	1,250,000	1,273,856
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (d)	2,065,000	2,144,738
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2026 (Assured Guaranty Inc Insured) (d)	2,000,000	2,039,000
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2028 (Assured Guaranty Inc Insured) (d)	4,000,000	4,238,998
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2028 (d)	1,500,000	1,586,685
Dallas Fort Worth International Airport 5% 11/1/2025	5,000,000	5,020,111
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2025	1,000,000	1,004,022
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2026 (d)	1,800,000	1,845,994
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2028 (Assured Guaranty Inc Insured)	500,000	530,528
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	550,000	578,324
Love Field TX Arpt Mod Rev 5% 11/1/2025 (d)	5,125,000	5,142,797
Love Field TX Arpt Mod Rev 5% 11/1/2026 (d)	405,000	414,879
Love Field TX Arpt Mod Rev 5% 11/1/2027 (d)	415,000	433,914
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2025 (d)	1,000,000	1,003,473
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (d)	730,000	732,535
North TX Twy Auth Rev 5% 1/1/2026	695,000	700,426
North TX Twy Auth Rev 5% 1/1/2026	65,000	65,117
North TX Twy Auth Rev Series 2023 A, 5% 1/1/2027	275,000	284,766
Port of Houston Auth Series 2023, 5% 10/1/2026	955,000	981,674
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	500,000	509,667
		38,198,660
Water & Sewer - 0.4%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,000,000	1,030,614
Houston TX Util Sys Rev Series 2016 B, 5% 11/15/2025	1,750,000	1,759,175
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2027	1,000,000	1,056,264
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	4,000,000	4,020,973
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	4,250,000	4,137,785
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2028	500,000	536,982
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2029	600,000	656,359
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2030	405,000	448,804
		13,646,956
TOTAL TEXAS		397,160,460
Utah - 0.6%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2026	935,000	953,310
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	2,430,000	2,475,552
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024 B, 3.4% tender 2/1/2028 (b)	1,500,000	1,510,423
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	1,000,000	1,000,005
		2,510,428
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.15% 4/1/2028 VRDN (b)	660,000	660,000
Synthetics - 0.1%
Utah Hsg Corp Single Family Mtg Rev Participating VRDN 2.76% 1/1/2054 (b)(e)	4,070,000	4,070,000
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (d)	2,000,000	2,034,854
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (d)	2,390,000	2,431,652
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2028 (d)	1,000,000	1,061,432
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (d)	1,300,000	1,348,310
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (d)	1,800,000	1,910,578
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (d)	1,535,000	1,677,539
		10,464,365
TOTAL UTAH		21,133,655
Vermont - 0.2%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2027 (d)	665,000	683,072
Housing - 0.2%
Vermont Hsg Fin Agy Series 2024 E 2, 3.5% 11/1/2026	5,110,000	5,112,993
TOTAL VERMONT		5,796,065
Virginia - 1.5%
Electric Utilities - 0.4%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	5,560,000	5,656,213
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,015,000	1,032,100
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	3,950,000	4,018,353
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	4,000,000	4,000,000
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)(i)	250,000	250,170
		14,956,836
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(d)	6,300,000	6,304,288
General Obligations - 0.3%
Chesterfld Gen. Oblig. Series 2015B, 3% 1/1/2026	5,000,000	5,001,182
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) 5% 8/1/2026 (d)	2,410,000	2,460,346
		7,461,528
Health Care - 0.0%
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	35,000	35,529
Housing - 0.3%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	4,000,000	4,004,489
Arlington Cnty VA Indl Dev Auth Multifamily Rev Series 2023 A, 5% 1/1/2026	3,975,000	4,006,058
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	170,000	176,296
Virginia Housing Development Authority 3.625% tender 7/1/2055 (b)	2,290,000	2,290,051
		10,476,894
Industrial Development - 0.1%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev Series 2010A, 3.8% tender 11/1/2040 (b)	2,000,000	2,033,694
Synthetics - 0.1%
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.08% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,600,000	3,600,000
Transportation - 0.0%
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100) (d)	715,000	727,288
Water & Sewer - 0.1%
Hampton Roads San Dist VA Wstr Series 2025 A, 5% 7/15/2026	3,225,000	3,291,948
TOTAL VIRGINIA		48,888,005
Washington - 1.6%
Electric Utilities - 0.0%
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	35,000	35,286
Escrowed/Pre-Refunded - 0.0%
University Wash Univ Revs Series 2020C, 5% 4/1/2026 (Escrowed to Maturity)	260,000	263,842
General Obligations - 0.4%
King County WA 2.93% 9/9/2025 CP	6,250,000	6,250,353
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2025	5,100,000	5,131,445
		11,381,798
Health Care - 0.4%
Skagit Cnty Wash Pub Hosp Dist No 1 Rev 4% 12/1/2026	1,300,000	1,311,789
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	115,000	117,368
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	50,000	52,131
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	5,045,000	5,149,359
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	2,105,000	2,270,434
Washington St Health Care Facs Auth Rev 5% 7/1/2027	1,250,000	1,250,702
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2027	500,000	518,521
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2028	610,000	644,178
		11,314,482
Housing - 0.3%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	5,165,000	5,241,262
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	120,000	120,829
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	65,000	66,796
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 3% 12/1/2025	825,000	825,347
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2031	450,000	483,076
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2032	490,000	525,496
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2028	390,000	409,088
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2030	350,000	376,273
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,740,000	1,707,496
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	650,000	663,171
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	805,000	817,674
		11,236,508
Synthetics - 0.1%
Snohomish Cnty WA Pud No 001 Participating VRDN Series 2025 1000, 2.81% 12/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,875,000	4,875,000
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2026 (d)	455,000	461,529
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (d)	2,140,000	2,211,460
Port Seattle WA Rev Series 2019, 5% 4/1/2026 (d)	500,000	506,254
Port Seattle WA Rev Series 2019, 5% 4/1/2027 (d)	500,000	517,424
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (d)	200,000	207,439
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (d)	645,000	696,779
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (d)	835,000	851,688
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (d)	1,930,000	2,056,455
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (d)	1,000,000	1,082,859
		8,591,887
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	4,925,000	4,876,987
TOTAL WASHINGTON		52,575,790
West Virginia - 0.5%
Electric Utilities - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	1,000,000	1,017,256
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	2,000,000	2,018,118
		3,035,374
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.34% 6/1/2033 VRDN (b)	3,050,000	3,050,000
Industrial Development - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(d)(i)	3,980,000	3,976,024
Resource Recovery - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2010A, 0.625% tender 12/1/2038 (b)	2,000,000	1,983,987
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (b)(d)	3,085,000	3,096,482
		5,080,469
TOTAL WEST VIRGINIA		15,141,867
Wisconsin - 2.0%
Education - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	3,635,000	3,641,290
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2026	195,000	197,597
General Obligations - 0.0%
City of Racine WI Gen. Oblig. 2% 12/1/2033	250,000	208,522
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,610,000	1,590,550
Racine WI Uni Sch Dist 5% 4/1/2026 (Assured Guaranty Inc Insured)	125,000	126,778
Racine WI Uni Sch Dist 5% 4/1/2027 (Assured Guaranty Inc Insured)	150,000	155,927
Racine WI Uni Sch Dist 5% 4/1/2028 (Assured Guaranty Inc Insured)	175,000	185,978
Racine WI Uni Sch Dist 5% 4/1/2029 (Assured Guaranty Inc Insured)	250,000	271,132
		2,538,887
Health Care - 0.5%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2026	515,000	523,771
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5% 6/1/2028	1,000,000	1,059,696
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2026	500,000	507,386
Wisconsin Health & Edl Facs Auth Health Facs Rev (Unitypoint Health Proj.) Series 2014A, 5% 12/1/2026	2,175,000	2,176,849
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2028	285,000	306,924
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2025	125,000	125,614
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2026	200,000	205,480
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,825,000	3,895,308
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	2,190,000	2,388,096
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2026	400,000	404,201
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2027	790,000	817,346
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	515,000	542,336
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	1,910,000	2,047,265
		15,000,272
Housing - 0.2%
Wisconsin Hsg & Eda Hsg Rev (Wi Hsg Rev 3/12/74 Proj.) 2.86% 5/1/2042, LOC Bank of America NA VRDN (b)(d)	4,900,000	4,900,000
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	985,000	986,541
		5,886,541
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	5,675,000	5,763,124
Other - 0.7%
Appleton Wis Redev Auth Rev (Fox Cities Performing Arts Center Inc Proj.) 3.05% 6/1/2036 VRDN (b)	10,000,000	10,000,000
Milwaukee WI Gen. Oblig. Series 2023 N3, 5% 4/1/2028 (Assured Guaranty Inc Insured)	1,690,000	1,789,492
Peshtigo School District 4.75% 3/1/2027	2,500,000	2,503,143
PMA Levy & Aid Anticipation Notes Program 5% 9/24/2025	2,500,000	2,503,304
Town of Clayton WI Series 2021 B, 2% 6/1/2026	2,000,000	1,980,172
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg 5% tender 11/1/2058 (b)	3,250,000	3,348,511
Wisconsin St Health & Edl Facs Auth Rev 4% 9/15/2026	220,000	219,839
		22,344,461
Resource Recovery - 0.3%
Public Fin Auth Wis Pollutionctl Rev (Duke Energy Progress Llc Proj.) Series 2022A 1, 3.3% tender 10/1/2046 (b)	3,300,000	3,311,271
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 3.85% tender 10/1/2025 (b)(d)	7,000,000	7,000,056
		10,311,327
Water & Sewer - 0.0%
Sharon Wis Util Sys Rev Series 2024A, 5% 12/1/2026	2,150,000	2,176,311
TOTAL WISCONSIN		67,859,810
Wyoming - 0.3%
Electric Utilities - 0.2%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.1% 11/1/2025 VRDN (b)(d)	7,200,000	7,200,001
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.2% 11/1/2025 VRDN (b)(d)	1,100,000	1,100,000
		8,300,001
Health Care - 0.1%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	2,000,000	2,000,690
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	1,040,000	1,045,743
TOTAL WYOMING		11,346,434
TOTAL MUNICIPAL SECURITIES (Cost $2,827,221,926)		2,838,426,170

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(k)	4.25	41,733,685	41,733,685
Fidelity Municipal Cash Central Fund (l)(m)	3.21	25,667,945	25,673,078
Fidelity SAI Municipal Money Market Fund (j)(k)	3.09	44,185,375	44,194,212
State Street Institutional U.S. Government Money Market Fund Premier Class (k)	4.23	8,283,215	8,283,215
TOTAL MONEY MARKET FUNDS (Cost $119,871,338)			119,884,190

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,301,328,816)	3,312,455,799
NET OTHER ASSETS (LIABILITIES) - 0.4%	12,979,500
NET ASSETS - 100.0%	3,325,435,299

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,198,736 or 1.1% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,711,900 or 1.6% of net assets.

(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Affiliated Fund
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.96% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,500,000

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.96% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	3,391,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.94% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	11/16/2022	1,600,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.94% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	515,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.96% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,900,000

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 2.94% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	5,400,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.96% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,300,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.96% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	920,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.03% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	4,170,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.96% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,420,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.96% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,700,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.96% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,282,736

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.96% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	11,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	70,423,183	110,054,176	154,804,281	279,261	-	-	25,673,078	25,667,945	0.9%
Total	70,423,183	110,054,176	154,804,281	279,261	-	-	25,673,078

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	97,567,726	83,577,599	139,411,640	720,897	-	-	41,733,685	41,733,685
Fidelity SAI Municipal Money Market Fund	43,912,669	281,543	-	281,565	-	-	44,194,212	44,185,375
	141,480,395	83,859,142	139,411,640	1,002,462	-	-	85,927,897

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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